Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total		$ (174)	$ 277
Attributed to participating policyholders' account		(236)
Attributed to participating policyholders' account			97
Attributed to shareholders'account	$ (2,800)	62
Attributed to shareholders'account			180
Change in net income attributed to shareholders		(51)	(35)
Mortality and morbidity updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total		319	(254)
Attributed to participating policyholders' account		(192)
Attributed to participating policyholders' account			9
Attributed to shareholders'account		511
Attributed to shareholders'account			(263)
Change in net income attributed to shareholders		(360)	299
Lapses and policyholder behavior [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total		287	1,019
Attributed to shareholders'account		287
Attributed to shareholders'account			1,019
Change in net income attributed to shareholders		(226)	(783)
Investment return assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total		(96)
Attributed to participating policyholders' account		50
Attributed to shareholders'account		(146)
Change in net income attributed to shareholders		143
Investment return assumptions [member] | ALDA and Public Equity Investment Return Assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in net income attributed to shareholders		(210)
Investment return assumptions [member] | Other refinements [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in net income attributed to shareholders		(48)
Other updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total		(684)
Attributed to participating policyholders' account		(94)
Attributed to shareholders'account		(590)
Change in net income attributed to shareholders		$ 392	449
Other updates [member] | ALDA and Public Equity Investment Return Assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total			1,296
Attributed to participating policyholders' account			5
Attributed to shareholders'account			1,291
Change in net income attributed to shareholders			(892)
Other updates [member] | Corporate Spread Assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total			(515)
Attributed to participating policyholders' account			(1)
Attributed to shareholders'account			(514)
Change in net income attributed to shareholders			344
Other updates [member] | Refinements To Liability and Tax Cash Flows [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total			(1,049)
Attributed to shareholders'account			(1,049)
Change in net income attributed to shareholders			696
Other updates [member] | Other refinements [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total			(220)
Attributed to participating policyholders' account			84
Attributed to shareholders'account			(304)
Change in net income attributed to shareholders			$ 301